DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense by nature
Selling expenses	$ 2,996,292	$ 2,196,803	$ 1,645,985
General and administrative expenses	14,655,957	14,081,153	10,013,732
Product development and clinical trials expenses	15,449,001	20,401,595	20,020,959
TOTAL EXPENSES	33,101,250	36,679,551	31,680,676
Depreciation per Statements of Cash Flows	670,977	768,101	641,621
Share-based payments per Statements of Cash Flows	5,285,813	4,905,812	3,189,808
Cash-based employee expenses	9,553,852	12,006,724	10,875,930
Depreciation
Expense by nature
General and administrative expenses	307,015	280,949	182,202
Product development and clinical trials expenses	363,962	487,152	459,419
Share-based payments
Expense by nature
Selling expenses	685,273	320,886	188,930
General and administrative expenses	3,801,729	2,820,369	1,748,660
Product development and clinical trials expenses	798,811	1,764,557	1,252,218
Cash-based employee expenses
Expense by nature
Selling expenses	921,772	891,784	526,769
General and administrative expenses	3,218,867	3,149,313	2,725,814
Product development and clinical trials expenses	5,413,213	7,965,627	7,623,347
Employee termination expenses
Expense by nature
General and administrative expenses	210,893		26,050
Write down of fixed assets for obsolescence
Expense by nature
General and administrative expenses	593,622
Litigation expenses
Expense by nature
General and administrative expenses	921,564	284,729	81,171
Accretion on collaboration, license and settlement agreements provision
Expense by nature
General and administrative expenses	63,400	308,938	693,047
Legal expenses and underwriters fees from financing activities
Expense by nature
General and administrative expenses	1,546,811	3,617,485	1,089,245
Other expenses
Expense by nature
Selling expenses	1,389,247	984,133	930,286
General and administrative expenses	3,992,056	3,619,370	3,467,543
Product development and clinical trials expenses	$ 8,873,015	$ 10,184,259	$ 10,685,975